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MassMutual Premier Short-Duration Bond Fund
MassMutual Premier Short-Duration Bond Fund

MASSMUTUAL PREMIER FUNDS
MassMutual Premier Short-Duration Bond Fund
Supplement dated November 1, 2018 to the
Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus, and any previous supplements.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE